Contingencies and Other Risks (Narrative - Mortgage-Related Matters) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Loss Contingency [Abstract]
ResCap settlement accrual	$ 0	$ 1,950	$ 750
ResCap settlement accrual for insurance proceeds	150		0
CFPB Settlement	98
Representation And Warranty Obligations Reserve Balance	$ 45